Basis of Presentation and Our Divisions (Segment Reporting Information by Net Revenue and Long-Lived Assets) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Net Revenue		$ 66,683	$ 66,415	$ 65,492
Long-Lived Assets	[1]	48,986	53,850
United States
Segment Reporting Information [Line Items]
Net Revenue		34,219	33,626	33,348
Long-Lived Assets	[1]	$ 27,964	28,157
Net Revenue, Percentage		51.00%
Long-Lived Assets, Percentage		57.00%
Russia
Segment Reporting Information [Line Items]
Net Revenue		$ 4,414	4,908	4,861
Long-Lived Assets	[1],[2]	$ 4,520	7,922
Net Revenue, Percentage		7.00%
Long-Lived Assets, Percentage		9.00%
Mexico
Segment Reporting Information [Line Items]
Net Revenue		$ 4,113	4,347	3,955
Long-Lived Assets	[1]	$ 1,126	1,233
Net Revenue, Percentage		6.00%
Long-Lived Assets, Percentage		2.00%
Canada
Segment Reporting Information [Line Items]
Net Revenue		$ 3,022	3,195	3,290
Long-Lived Assets	[1]	$ 2,815	3,067
Net Revenue, Percentage		5.00%
Long-Lived Assets, Percentage		6.00%
United Kingdom
Segment Reporting Information [Line Items]
Net Revenue		$ 2,174	2,115	2,102
Long-Lived Assets	[1]	$ 1,155	1,219
Net Revenue, Percentage		3.00%
Long-Lived Assets, Percentage		2.00%
Brazil
Segment Reporting Information [Line Items]
Net Revenue		$ 1,790	1,835	1,866
Long-Lived Assets	[1]	$ 928	1,005
Net Revenue, Percentage		3.00%
Long-Lived Assets, Percentage		2.00%
All Other Countries
Segment Reporting Information [Line Items]
Net Revenue		$ 16,951	16,389	$ 16,070
Long-Lived Assets	[1]	$ 10,478	$ 11,247
Net Revenue, Percentage		25.00%
Long-Lived Assets, Percentage		22.00%

[1]	Long-lived assets represent property, plant and equipment, nonamortizable intangible assets, amortizable intangible assets and investments in noncontrolled affiliates. These assets are reported in the country where they are primarily used.
[2]	Change in long-lived assets in 2014 primarily reflects the depreciation of the Russian ruble.